INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 6,229	$ 957	¥ 10,760	¥ 19,176
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	6,229	957	10,760	19,176
Impairment loss on intangible assets	¥ 598	$ 92	¥ 9,810	¥ 0